SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
		Sep. 13, 2018	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Sep. 30, 2019
Summary Of Significant Accounting Policies [Line Items]
Trading gains					$ (241)		$ 166		$ 397
Allowance for doubtful accounts receivable					3,016		3,512
Intangible asset impairment loss					13,862
Goodwill		$ 59,402			50,086	[1]	62,896	[1]	3,777
Goodwill, fair value										$ 58,600
Severance expenses					1,557		1,461		1,309
Advertising expenses					9,500		8,100		8,500
Intangible assets fair value					38,600
Cumulative adjustment to retained earnings									3,000
Operating lease right of use assets					12,626
Rent expenses							3,100		3,200
Goodwill impairment					12,292	[2]
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					43,383	[1]	55,069	[1]	$ 1,732
Goodwill impairment					11,088	[2]
Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment	[2]				$ 1,204
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method					50.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method					20.00%
Road Track [Member]
Summary Of Significant Accounting Policies [Line Items]
Bussiness acquisition percentage		81.30%
Amount paid to shareholders		$ 91,700
Purchase price		113,000
Payment in cash		75,700
Additional amount paid		12,000
Remaining amount paid as bonus		4,000
Shares issued during period			373,489	373,489
Goodwill	[3]	$ 59,402
One reporting unit [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					$ 58,600
One reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					1,800
One reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					2,000
Two different reporting [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					3,800
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					52,700
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					$ 5,900

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.
[2]	As a result of the circumstances described in note 9 the company recorded a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.
[3]	As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $59.4 million. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually (or more, in certain circumstances) for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies.